Share Capital - Dividends Declared (Details) - $ / shares		12 Months Ended
	Nov. 12, 2024	Dec. 31, 2024	Dec. 31, 2023
Share Capital
Dividends per share		$ 2.22	$ 2.11
Increase in dividends per share	$ 0.57